ACCOUNTS RECEIVABLE, NET	12 Months Ended
Sep. 30, 2012
ACCOUNTS RECEIVABLE, NET [Abstract]
ACCOUNTS RECEIVABLE, NET
5.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of September 30,
	2011	2012
	US$	US$
Accounts receivable	7,851	6,173
Less: allowance for doubtful accounts	(3,190)	(2,092)

Accounts receivable, net	4,661	4,081

The allowance for doubtful accounts as of September 30, 2011 and 2012 were primarily related to accounts receivables of government agencies which have been outstanding for more than a year and are probably uncollectable.

Movement of allowance for doubtful accounts was as follows:

	As of September 30,
	2011	2012
	US$	US$
Balance at beginning of year	2,236	3,190
Charged to expenses	824	211
Write-off of accounts receivable	-	(1,361)
Foreign currency adjustment	130	52

Balance at end of the year	3,190	2,092